DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGE ACCOUNTING (Details) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedges [line items]
Notional amount	$ 241,467,084	$ 177,224,139
Fair value Assets	3,100,635	2,238,647
Fair value Liabilities	2,517,728	2,139,488
Up To 3 Months [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	31,755,941	31,615,917
More Than 3 Months To 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	48,016,614	35,372,847
More Than 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	161,694,529	110,235,375
Fair Value Hedges [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	9,745,718	7,795,629
Fair value Assets	111,146	38,088
Fair value Liabilities	45,896	67,148
Fair Value Hedges [Member] | Up To 3 Months [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	80,000
Fair Value Hedges [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,768,509	878,686
Fair Value Hedges [Member] | More Than 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	7,897,209	6,916,943
Fair Value Hedges [Member] | Interest Rate Swap Contract [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,762,612	1,717,156
Fair value Assets	14,789	23,003
Fair value Liabilities	9,188	1,424
Fair Value Hedges [Member] | Interest Rate Swap Contract [Member] | Up To 3 Months [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	80,000
Fair Value Hedges [Member] | Interest Rate Swap Contract [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	491,600	162,985
Fair Value Hedges [Member] | Interest Rate Swap Contract [Member] | More Than 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,191,012	1,554,171
Fair Value Hedges [Member] | Cross Currency Swaps [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	7,983,105	6,078,473
Fair value Assets	96,357	15,085
Fair value Liabilities	36,708	65,724
Fair Value Hedges [Member] | Cross Currency Swaps [Member] | Up To 3 Months [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair Value Hedges [Member] | Cross Currency Swaps [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,276,909	715,701
Fair Value Hedges [Member] | Cross Currency Swaps [Member] | More Than 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	67,061,971	5,362,772
Cash Flow Hedge [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	13,456,422	9,751,673
Fair value Assets	79,859	75,636
Fair value Liabilities	40,725	128,414
Cash Flow Hedge [Member] | Up To 3 Months [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	2,126,650	1,222,521
Cash Flow Hedge [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	2,138,563	1,856,586
Cash Flow Hedge [Member] | More Than 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	9,191,209	6,672,566
Cash Flow Hedge [Member] | Cross Currency Swaps [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	13,082,521	8,731,598
Fair value Assets	79,859	36,403
Fair value Liabilities	32,712	128,355
Cash Flow Hedge [Member] | Cross Currency Swaps [Member] | Up To 3 Months [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,920,900	421,428
Cash Flow Hedge [Member] | Cross Currency Swaps [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,970,412	1,637,604
Cash Flow Hedge [Member] | Cross Currency Swaps [Member] | More Than 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	9,191,209	6,672,566
Cash Flow Hedge [Member] | Currency Forwards [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	373,901	1,020,075
Fair value Assets		39,233
Fair value Liabilities	8,013	59
Cash Flow Hedge [Member] | Currency Forwards [Member] | Up To 3 Months [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	205,750	801,093
Cash Flow Hedge [Member] | Currency Forwards [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	168,151	218,982
Cash Flow Hedge [Member] | Currency Forwards [Member] | More Than 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Trading Derivatives [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	218,264,944	159,676,837
Fair value Assets	2,909,630	2,124,923
Fair value Liabilities	2,431,107	1,943,926
Trading Derivatives [Member] | Up To 3 Months [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	29,549,291	30,393,396
Trading Derivatives [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	44,109,542	32,637,575
Trading Derivatives [Member] | More Than 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	144,606,111	96,645,866
Trading Derivatives [Member] | Interest Rate Swap Contract [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	103,542,394	69,802,132
Fair value Assets	723,870	467,188
Fair value Liabilities	577,835	392,366
Trading Derivatives [Member] | Interest Rate Swap Contract [Member] | Up To 3 Months [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	12,024,095	9,069,964
Trading Derivatives [Member] | Interest Rate Swap Contract [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	22,064,681	14,389,389
Trading Derivatives [Member] | Interest Rate Swap Contract [Member] | More Than 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	69,453,618	46,342,779
Trading Derivatives [Member] | Cross Currency Swaps [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	80,002,756	57,578,156
Fair value Assets	1,568,365	1,241,632
Fair value Liabilities	1,385,314	1,042,120
Trading Derivatives [Member] | Cross Currency Swaps [Member] | Up To 3 Months [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	2,173,111	2,963,641
Trading Derivatives [Member] | Cross Currency Swaps [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	8,853,306	7,503,144
Trading Derivatives [Member] | Cross Currency Swaps [Member] | More Than 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	68,976,339	47,111,371
Trading Derivatives [Member] | Currency Forwards [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	34,445,001	31,747,403
Fair value Assets	613,063	412,994
Fair value Liabilities	466,741	502,555
Trading Derivatives [Member] | Currency Forwards [Member] | Up To 3 Months [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	15,301,943	17,976,683
Trading Derivatives [Member] | Currency Forwards [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	13,080,875	10,679,327
Trading Derivatives [Member] | Currency Forwards [Member] | More Than 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	6,062,183	3,091,393
Trading Derivatives [Member] | Call currency options [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	144,545	277,338
Fair value Assets	4,332	1,322
Fair value Liabilities	854	1,950
Trading Derivatives [Member] | Call currency options [Member] | Up To 3 Months [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	26,731	190,386
Trading Derivatives [Member] | Call currency options [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	60,235	37,099
Trading Derivatives [Member] | Call currency options [Member] | More Than 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	57,579	49,853
Trading Derivatives [Member] | Call interest rate options [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair value Assets
Fair value Liabilities
Trading Derivatives [Member] | Call interest rate options [Member] | Up To 3 Months [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Trading Derivatives [Member] | Call interest rate options [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Trading Derivatives [Member] | Call interest rate options [Member] | More Than 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Trading Derivatives [Member] | Put currency options [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	130,248	271,808
Fair value Assets		1,787
Fair value Liabilities	363	4,935
Trading Derivatives [Member] | Put currency options [Member] | Up To 3 Months [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	23,411	192,722
Trading Derivatives [Member] | Put currency options [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	50,445	28,616
Trading Derivatives [Member] | Put currency options [Member] | More Than 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	56,392	50,470
Trading Derivatives [Member] | Other derivatives [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair value Assets
Fair value Liabilities
Trading Derivatives [Member] | Other derivatives [Member] | Up To 3 Months [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Trading Derivatives [Member] | Other derivatives [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Trading Derivatives [Member] | Other derivatives [Member] | More Than 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount